IMPAIRMENT OF VESSELS AND NEWBUILDINGS	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF VESSELS AND NEWBUILDINGS
IMPAIRMENT OF VESSELS AND NEWBUILDINGS

During the second quarter of 2016, we recorded an impairment loss of $1.0 million on Golden Lyderhorn, a vessel held under capital lease. The loss recorded is equal to the difference between the carrying value and estimated fair value of the vessel as at June 30, 2016 following an impairment review that was triggered by the likelihood to dispose the vessel prior to the end of its useful life. The sale was subsequently concluded and the vessel was delivered to its new owner in August 2016.

During the first quarter of 2015, we recorded an impairment loss of $141.0 million on five Capesize vessels, relating to KSL China ($20.5 million), Battersea ($38.3 million), Belgravia ($34.2 million), Golden Future ($27.5 million) and Golden Zhejiang ($20.5 million). The loss recorded is equal to the difference between the carrying value and estimated fair value of the vessels. In April 2015, we agreed to sell and lease back these vessels. Delivery of the vessels took place in the third quarter of 2015.

During the third quarter of 2015, we recorded an impairment loss of $7.1 million on three Capesize newbuildings (Front Baltic, Front Caribbean and Front Mediterranean), which we agreed to sell, together with Front Atlantic, to a third party upon their completion and delivery to us. The loss recorded is equal to the difference between the carrying value plus expected costs to complete the three newbuildings and estimated fair value. In April 2015, we agreed to the sale of four newbuilding Capesize vessels, two of vessels Front Atlantic and Front Baltic were sold in August and November 2015 respectively and a loss of $2.2 million and a gain of $0.1 million respectively were recorded.

During the fourth quarter of 2015, we identified the Golden Lyderhorn, a vessel held under capital lease, as an asset for which the carrying value was not fully recoverable. This impairment review was triggered by a significant fall in rates in the Baltic Dry Index. We recorded an impairment loss of $4.5 million, being the difference between the carrying value and estimated fair value of our leasehold interest based on the discounted expected future cash flows from the leased vessel.